Acquisitions - Alcatel Lucent (Details) - Alcatel Lucent	Nov. 02, 2016	Sep. 06, 2016	Feb. 03, 2016
Business combinations
Percentage of share capital acquired	100.00%	95.32%	90.34%
Percentage of voting equity interests acquired	100.00%	95.25%	90.25%
Percentage of share capital held on diluted basis		95.15%